Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net Income Loss	$ (13,651,000)		$ (574,000)	$ (13,335,000)
Working capital	52,640,000
Property and equipment	34,265,000		10,239,000
Impairment charges	27,535
Deferred revenue	7,269,000		7,292,000
Unsatisfied performance obligation	5,003,000
Customers with contracts amount	$ 5,230,000
Value-added taxes at a rate, percentage	6.00%	6.00%
Recognized cost	$ 7,000		132,000	27,000
Non-deductible input VAT	2,425,000
Total advertising expenses				$ 24,000
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100
Term of statute of limitations	10 years	10 years
Uncertain tax positions
Office Building [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment	$ 8,555,000
Minimum [Member] | Board of Directors [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest voting stock, percentage	20.00%
Maximum [Member] | Board of Directors [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest voting stock, percentage	50.00%